Exhibit 99.1

World Omni Auto Receivables Trust 2020-C
Monthly Servicer Certificate
November 30, 2023

Dates Covered
Collections Period	11/01/23 - 11/30/23
Interest Accrual Period	11/15/23 - 12/14/23
30/360 Days	30
Actual/360 Days	30
Distribution Date	12/15/23

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 10/31/23	252,829,159.31	22,029
Yield Supplement Overcollateralization Amount 10/31/23	4,508,179.17	0
Receivables Balance 10/31/23	257,337,338.48	22,029
Principal Payments	13,369,550.50	398
Defaulted Receivables	177,433.59	9
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 11/30/23	4,110,406.36	0
Pool Balance at 11/30/23	239,679,948.03	21,622

Pool Statistics	$ Amount	# of Accounts
Pool Factor	18.49%
Prepayment ABS Speed	1.05%
Aggregate Starting Principal Balance	1,318,405,815.29	46,124

Delinquent Receivables:
Past Due 31-60 days	3,233,375.91	200
Past Due 61-90 days	878,925.67	52
Past Due 91-120 days	124,196.04	9
Past Due 121+ days	0.00	0
Total	4,236,497.62	261

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.74%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.41%
Delinquency Trigger Occurred	NO

Recoveries	71,450.18
Aggregate Net Losses/(Gains) - November 2023	105,983.41
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.49%
Prior Net Losses/(Gains) Ratio	0.05%
Second Prior Net Losses/(Gains) Ratio	0.18%
Third Prior Net Losses/(Gains) Ratio	0.52%
Four Month Average	0.31%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.32%

Overcollateralization Target Amount	6,324,057.64
Actual Overcollateralization	6,324,057.64
Weighted Average Contract Rate	4.03%
Weighted Average Contract Rate, Yield Adjusted	5.69%
Weighted Average Remaining Term	27.12

Flow of Funds	$ Amount
Collections	14,296,101.91
Investment Earnings on Cash Accounts	56,579.34
Servicing Fee	(214,447.78)
Transfer to Collection Account	-
Available Funds	14,138,233.47

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	87,267.87
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	27,383.25
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Class C Interest	21,892.50
(7) Noteholders' Third Priority Principal Distributable Amount	6,825,153.64
(8) Required Reserve Account	0.00
(9) Noteholders' Principal Distributable Amount	6,324,057.64
(10) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(11) Distribution to Certificateholders	852,478.57

Total Distributions of Available Funds	14,138,233.47

Servicing Fee	214,447.78
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	0.00

Note Balances & Note Factors	$ Amount
Original Class A	1,199,070,000.00
Original Class B	37,770,000.00
Original Class C	18,900,000.00

Total Class A, B, & C
Note Balance @ 11/15/23	246,505,101.67
Principal Paid	13,149,211.28
Note Balance @ 12/15/23	233,355,890.39

Class A-1
Note Balance @ 11/15/23	0.00
Principal Paid	0.00
Note Balance @ 12/15/23	0.00
Note Factor @ 12/15/23	0.0000000%

Class A-2
Note Balance @ 11/15/23	0.00
Principal Paid	0.00
Note Balance @ 12/15/23	0.00
Note Factor @ 12/15/23	0.0000000%

Class A-3
Note Balance @ 11/15/23	85,215,101.67
Principal Paid	13,149,211.28
Note Balance @ 12/15/23	72,065,890.39
Note Factor @ 12/15/23	17.2940151%

Class A-4
Note Balance @ 11/15/23	104,620,000.00
Principal Paid	0.00
Note Balance @ 12/15/23	104,620,000.00
Note Factor @ 12/15/23	100.0000000%

Class B
Note Balance @ 11/15/23	37,770,000.00
Principal Paid	0.00
Note Balance @ 12/15/23	37,770,000.00
Note Factor @ 12/15/23	100.0000000%

Class C
Note Balance @ 11/15/23	18,900,000.00
Principal Paid	0.00
Note Balance @ 12/15/23	18,900,000.00
Note Factor @ 12/15/23	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	136,543.62
Total Principal Paid	13,149,211.28
Total Paid	13,285,754.90

Class A-1
Coupon	0.20684%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.35000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.48000%
Interest Paid	34,086.04
Principal Paid	13,149,211.28
Total Paid to A-3 Holders	13,183,297.32

Class A-4
Coupon	0.61000%
Interest Paid	53,181.83
Principal Paid	0.00
Total Paid to A-4 Holders	53,181.83

Class B
Coupon	0.87000%
Interest Paid	27,383.25
Principal Paid	0.00
Total Paid to B Holders	27,383.25

Class C
Coupon	1.39000%
Interest Paid	21,892.50
Principal Paid	0.00
Total Paid to C Holders	21,892.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.1087356
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	10.4712849
Total Distribution Amount	10.5800205

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0817980
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	31.5548254
Total A-3 Distribution Amount	31.6366234

A-4 Interest Distribution Amount	0.5083333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.5083333

B Interest Distribution Amount	0.7250000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.7250000

C Interest Distribution Amount	1.1583333
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.1583333

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	519.05
Noteholders' Principal Distributable Amount	480.95

Account Balances	$ Amount
Reserve Account
Balance as of 11/15/23	12,588,844.52
Investment Earnings	54,418.91
Investment Earnings Paid	(54,418.91)
Deposit/(Withdrawal)	-
Balance as of 12/15/23	12,588,844.52
Change	-

Required Reserve Amount	12,588,844.52

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,493,781.96	$1,331,530.28	$1,425,391.71
Number of Extensions	98	80	82
Ratio of extensions to Beginning of Period Receivables Balance	0.58%	0.49%	0.50%